UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-24094

VegaShares ETF Trust
(Exact name of registrant as specified in charter)

777 E. Wisconsin Ave.

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

New Castle County

Wilmington, DE 19801
(Name and address of agent for service)

1-888-862-3299

Registrant’s telephone number, including area code

Date of fiscal year end: 12/31/2026

Date of reporting period: 6/30/2026

Item 1. Reports to Stockholders.

(a)

VegaShares SPX NDX RTY Premium Income ETF
ODTE (Principal U.S. Listing Exchange: Nasdaq )
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the VegaShares SPX NDX RTY Premium Income ETF for the period of April 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://vegasharesetfs.com/ODTE. You can also request this information by contacting us at 1-888-862-3299.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[2]
VegaShares SPX NDX RTY Premium Income ETF	$18	0.68%
1	Amount shown reflects the expenses of the Fund from inception date through June 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
2	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$2,714,821
Number of Holdings	7
Portfolio Turnover	6%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Security Type Breakdown

Top 10 Issuers	(%)
Invesco Nasdaq 100 ETF	33.4%
Vanguard S&P 500 ETF	33.3%
Vanguard Russell 2000 ETF	33.1%
First American Government Obligations Fund	0.1%
S&P 500 Mini Index (Short)	0.0%
Nasdaq-100 Micro Index (Short)	0.0%
Russell 2000 Index (Short)	0.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://vegasharesetfs.com/ODTE.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Vega Capital Partners documents not be householded, please contact Vega Capital Partners at 1-888-862-3299, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Vega Capital Partners or your financial intermediary.
VegaShares SPX NDX RTY Premium Income ETF	PAGE 1	TSR-SAR-92255C409

VegaShares US Equity Autocallable Income ETF
VAIE (Principal U.S. Listing Exchange: NYSE Arca, Inc. )
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the VegaShares US Equity Autocallable Income ETF for the period of May 11, 2026, to June 30, 2026. You can find additional information about the Fund at https://vegasharesetfs.com/VAIE. You can also request this information by contacting us at 1-888-862-3299.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[2]
VegaShares US Equity Autocallable Income ETF	$10	0.74%
1	Amount shown reflects the expenses of the Fund from inception date through June 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
2	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$12,341,051
Number of Holdings	2
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Security Type Breakdown

Top 10 Issuers	(%)
First American Government Obligations Fund	36.1%
NYSE U.S. 500 Adaptive Vol Autocallable Index	1.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://vegasharesetfs.com/VAIE.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Vega Capital Partners documents not be householded, please contact Vega Capital Partners at 1-888-862-3299, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Vega Capital Partners or your financial intermediary.
VegaShares US Equity Autocallable Income ETF	PAGE 1	TSR-SAR-92255C508

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

VegaShares ETF Trust
VegaShares SPX NDX RTY Premium Income ETF | ODTE
VegaShares US Equity Autocallable Income ETF | VAIE
Semi-Annual Financial Statements and Other Information
June 30, 2026

VegaShares SPX NDX RTY Premium Income ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 99.9%
Invesco Nasdaq 100 ETF(a)	2,994	$907,092
Vanguard Russell 2000 ETF(a)	7,401	898,629
Vanguard S&P 500 ETF(a)	1,318	905,216
TOTAL EXCHANGE TRADED FUNDS (Cost $2,609,219)		2,710,937
SHORT-TERM INVESTMENTS
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 3.57%(b)	3,981	3,981
TOTAL MONEY MARKET FUNDS (Cost $3,981)		3,981
TOTAL INVESTMENTS - 100.0% (Cost $2,613,200)		$2,714,918
Liabilities in Excess of Other Assets - (0.0)%(c)		(97)
TOTAL NET ASSETS - 100.0%		$2,714,821

Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

1

VegaShares SPX NDX RTY Premium Income ETF
Schedule of Written Options
June 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.1)%
Call Options - (0.1)%(a)
Nasdaq-100 Micro Index, Expiration: 07/01/2026; Exercise Price: $305.09	$(908,280)	(30)	$(540)
Russell 2000 Index, Expiration: 07/01/2026; Exercise Price: $3,048.56	(907,310)	(3)	(543)
S&P 500 Mini Index, Expiration: 07/01/2026; Exercise Price: $752.94	(899,928)	(12)	(540)
TOTAL WRITTEN OPTIONS (Premiums received $1,553)			$(1,623)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
The accompanying notes are an integral part of these financial statements.

2

VegaShares US Equity Autocallable Income ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 36.1%
First American Government Obligations Fund - Class X, 3.57%(a)(b)	4,451,533	$4,451,533
TOTAL MONEY MARKET FUNDS (Cost $4,451,533)		4,451,533
TOTAL INVESTMENTS - 36.1% (Cost $4,451,533)		$4,451,533
Other Assets in Excess of Liabilities - 63.9%		7,889,518
TOTAL NET ASSETS - 100.0%		$12,341,051

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

3

VegaShares US Equity Autocallable Income ETF
Schedule of Total Return Swap Contracts
June 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
NYSE U.S. 500 Adaptive Vol Autocallable Index	Goldman Sachs	Receive	OBFR	Termination	05/11/2029	$12,335,199	$128,174
Net Unrealized Appreciation (Depreciation)							128,174

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.63% as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

4

VegaShares ETF Trust
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)

	VegaShares SPX NDX RTY Premium Income ETF	VegaShares US Equity Autocallable Income ETF
ASSETS:
Investments, at value	$2,714,918	$4,451,533
Receivable for fund shares sold	532,760	981,100
Receivable for investments sold	11,573	—
Dividends receivable	15	2,023
Unrealized Appreciation on Swap Contract - OTC	—	128,174
Cash	—	6,781,900
Total assets	3,259,266	12,344,730
LIABILITIES:
Written options, at value	1,623	—
Payable to custodian	534,313	—
Due to broker	7,520	—
Payable to Adviser	989	3,679
Total liabilities	544,445	3,679
NET ASSETS	$ 2,714,821	$12,341,051
Net Assets Consist of:
Paid-in capital	$2,612,062	$12,295,855
Total distributable earnings	102,759	45,196
Total net assets	$ 2,714,821	$12,341,051
Net assets	$2,714,821	$12,341,051
Shares issued and outstanding (unlimited shares authorized without par value)	100,000	500,000
Net asset value per share	$27.15	$24.68
Cost:
Investments, at cost	$2,613,200	$4,451,533
Proceeds:
Written options premium received	$1,553	$—

The accompanying notes are an integral part of these financial statements.

5

VegaShares ETF Trust
Statements of Operations
For the Period Ended June 30, 2026 (Unaudited)

	VegaShares SPX NDX RTY Premium Income ETF(a)	VegaShares US Equity Autocallable Income ETF(b)
INVESTMENT INCOME:
Dividend income	$4,233	$2,115
Interest income	169	11,660
Total investment income	4,402	13,775
EXPENSES:
Investment advisory fee	2,219	4,167
Total expenses	2,219	4,167
NET INVESTMENT INCOME	2,183	9,608
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	132,709	14
Written options expired or closed	(91,581)	—
Net realized gain (loss)	41,128	14
Net change in unrealized appreciation (depreciation) on:
Investments	101,718	—
Written options	(70)	—
Swap contracts	—	128,174
Net change in unrealized appreciation (depreciation)	101,648	128,174
Net realized and unrealized gain (loss)	142,776	128,188
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 144,959	$137,796

(a)	Inception date of the Fund was April 1, 2026.
(b)	Inception date of the Fund was May 11, 2026.
The accompanying notes are an integral part of these financial statements.

6

VegaShares ETF Trust
STATEMENTS OF CHANGES IN NET ASSETS

	VegaShares SPX NDX RTY Premium Income ETF	VegaShares US Equity Autocallable Income ETF
	Period Ended June 30, 2026(a) (Unaudited)	Period Ended June 30, 2026(b) (Unaudited)
OPERATIONS:
Net investment income (loss)	$2,183	$9,608
Net realized gain (loss)	41,128	14
Net change in unrealized appreciation (depreciation)	101,648	128,174
Net increase (decrease) in net assets from operations	144,959	137,796
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions	(42,200)	(92,600)
Total distributions to shareholders	(42,200)	(92,600)
CAPITAL TRANSACTIONS:
Shares sold	2,612,062	12,295,855
Net increase (decrease) in net assets from capital transactions	2,612,062	12,295,855
NET INCREASE (DECREASE) IN NET ASSETS	2,714,821	12,341,051
NET ASSETS:
Beginning of the period	—	—
End of the period	$ 2,714,821	$ 12,341,051
SHARES TRANSACTIONS
Shares sold	100,000	500,000
Total increase (decrease) in shares outstanding	100,000	500,000

(a)	Inception date of the Fund was April 1, 2026.
(b)	Inception date of the Fund was May 11, 2026.
The accompanying notes are an integral part of these financial statements.

7

VegaShares SPX NDX RTY Premium Income ETF
FINANCIAL HIGHLIGHTS

Period Ended June 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.04
Net realized and unrealized gain (loss) on investments(c)	2.91
Total from investment operations	2.95
LESS DISTRIBUTIONS FROM:
Distributions	(0.80)
Total distributions	(0.80)
Net asset value, end of period	$27.15
Total return(d)	11.86%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,715
Ratio of expenses to average net assets(e)(f)	0.68%
Ratio of net investment income (loss) to average net assets(e)(f)	0.67%
Portfolio turnover rate(d)(g)	6%

(a)	Inception date of the Fund was April 1, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

8

VegaShares US Equity Autocallable Income ETF
FINANCIAL HIGHLIGHTS

Period Ended June 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.06
Net realized and unrealized gain (loss) on investments(c)	0.08
Total from investment operations	0.14
LESS DISTRIBUTIONS FROM:
Distributions	(0.46)
Total distributions	(0.46)
Net asset value, end of period	$24.68
Total return(d)	0.57%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$12,341
Ratio of expenses to average net assets(e)	0.74%
Ratio of net investment income (loss) to average net assets(e)	1.71%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was May 11, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

9

VegaShares ETF Trust
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)
1. ORGANIZATION
The VegaShares SPX NDX RTY Premium Income ETF, and the VegaShares US Equity Autocallable Income ETF, (collectively, the “Funds”) are non-diversified series of VegaShares ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on May 5, 2025, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Vega Capital Partners LLC (the “Adviser”), the Funds’ Investment Adviser.
The VegaShares SPX NDX RTY Premium Income ETF is an actively managed ETF with an investment objective of seeking current income and secondarily capital appreciation. The fund has a ticker of ODTE and its commencement of operations was April 1, 2026.
The VegaShares US Equity Autocallable Income ETF is an actively managed ETF with an investment objective of seeking to generate high income while providing reduced downside risk through exposure to the NYSE® U.S. 500 Adaptive Vol Autocallable Index (the “Laddered Autocall Index”). The Laddered Autocall Index replicates the performance of a diversified portfolio of synthetic autocallable notes (each an “Autocall” and together, the “Index Portfolio”). The Fund has a ticker of VAIE and its commencement of operations was May 11, 2026.
The fiscal year end for the Funds is December 31, 2026, and the period covered by these financial statements is for the period ended June 30, 2026 (the “period end”).
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. Each Fund prepares its financial statement in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.
Accounting Pronouncements – In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 is intended to provide transparency and enhanced details for taxes paid and is designed to help investors better understand an entity’s exposure to taxes by type and jurisdiction. Management has evaluated the impact of adopting ASU 2023-09 with respect to the financial statements and disclosures and determined there is no material impact for the Funds.
Use of Estimates – The preparation of the financial statement in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Share Transactions – The net asset value (“NAV”) per share of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.
Fair Value Measurement – FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

10

VegaShares ETF Trust
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Significant unobservable inputs, including the Advisor’s own assumptions in determining fair value of investments.
The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith by the Adviser using procedures adopted by the Board of Trustees of the Trust (the “Board”). The valuation of each Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board has delegated the Adviser as the valuation designee of the Funds. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3.
FLexible EXchange Options (“FLEX Options”) are valued at a model-based price provided by the exchange on which the option is traded. If the exchange on which the option is traded is unable to provide a price, FLEX Options are valued at a model-based price provided by an approved secondary pricing service.
In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1. Money market funds are valued at NAV. If NAV is not readily available, the securities will be valued at fair value. Total return swaps are valued using the closing price of the underlying security for each contract.
Debt securities, including short-term debt instruments having a maturity of less than 60 days, are generally valued using the last available evaluated mean or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be completed by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

11

VegaShares ETF Trust
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Funds’ investments on June 30, 2026, are as follows:

	Level 1	Level 2	Level 3	Total
VegaShares SPX NDX RTY Premium Income ETF*
Assets:
Investments:
Exchange-Traded Funds	$ 2,710,937	$—	$ —	$ 2,710,937
Money Market Funds	3,981	—	—	3,981
Total Investments	$ 2,714,918	$—	$—	$ 2,714,918
Liabilities:
Investments:
Written Options	$—	$(1,623)	$—	$(1,623)
Total Investments	$—	$(1,623)	$—	$(1,623)
VegaShares US Equity Autocallable Income ETF*
Investments:
Money Market Funds	$ 4,451,533	$—	$—	$ 4,451,533
Total Investments	$ 4,451,533	$—	$—	$ 4,451,533
Other Financial Instruments
Total Return Swaps**	$—	$128,174	$—	$128,174
Total Other Financial Instruments	$—	$128,174	$—	$128,174

*	Refer to the Schedule of Investments for further disaggregation of investment categories.
**	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of June 30, 2026.
Security Transactions – Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.
Investment Income – Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Withholding taxes on foreign dividends has been provided for in accordance with Funds’ understanding of the applicable tax rules and regulations.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions – The Funds are treated as separate entities for Federal income tax purposes. Each Fund has qualified and intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.
Distributions to shareholders are recorded on the ex-dividend date. The Funds generally pay out dividends from net investment income, if any, weekly, and distribute its net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book to tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary

12

VegaShares ETF Trust
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital. See Note 6. Income Tax Information for information on distributions made to shareholders.
Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. Based on this evaluation, Management has concluded that there are no uncertain tax positions that require recognition in the financial statements as of June 30, 2026. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.
Operating Segments – Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by Adam Stempel, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
Indemnification – In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties, and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser expects the risk of loss to be remote.
Derivatives – The VegaShares SPX NDX RTY Premium Income ETF may write exchange-traded call options on equity indexes to generate income and support its investment objective. Written options are cash-settled contracts that obligate the Fund to make a payment if the value of the underlying index exceeds the exercise price at expiration or exercise. The Fund receives a premium upon writing the option, which represents the maximum potential gain from the transaction. The Fund is exposed to market risk to the extent the value of the underlying index rises above the exercise price of the written option. As of June 30, 2026, the VegaShares SPX NDX RTY Premium Income ETF had written call options on the Nasdaq-100 Micro Index, Russell 2000 Index, and S&P 500 Mini Index.
The VegaShares US Equity Autocallable Income ETF may enter into total return swap agreements in pursuit of it’s investment strategy. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Swap agreements are usually settled on a net basis, i.e., where the two parties make net payments with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The Funds may also take physical settlement of the underlying security when closing a swap agreement. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or equivalents having an aggregate value at least equal to the accrued excess is maintained by the Funds. As of June 30, 2026, the VegaShares US Equity Autocallable Income ETF had a total return swap contract of the NYSE U.S. 500 Adaptive Col Autocallable index with Goldman Sachs.
The total return swap contracts are subject to master netting agreements, which are agreements between the Funds and their counterparties that provide for the net settlement of all transactions and collateral with the Funds through a single payment, in the event of default or termination.

13

VegaShares ETF Trust
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
The following table presents the Funds’ gross derivative assets and liabilities by counterparty and contract type, net of amounts available for offset under a master netting agreement and the related collateral received or pledged by the Funds as of June 30, 2026.

	Counterparty	Investment Type	Gross Amounts of Recognized Assets/ (Liabilities) Presented in the Statements of Assets and Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount Presented in the Statements of Assets and Liabilities	Gross Amounts not Offset in the Statements of Assets and Liabilities*		Net Amount
						Financial Instruments	Collateral Paid
VAIE
Assets	Goldman Sachs	Total Return Swap Contracts	$128,174	$ —	$128,174	$ —	$ —	$128,174

*	Over-collateralization of financial instruments or cash is not shown.
The average monthly notional amount of the swap contracts during the fiscal period ended June 30, 2026, was as follows:

VAIE	$7,218,328

The average monthly value outstanding of purchased and written options during the period ended June 30, 2026, were as follows:

	Purchased Call Options	Written Call Options
ODTE	$ —	$369,589

The following is a summary of the effect of derivatives on the Funds’ Statements of Assets and Liabilities as of June 30, 2026:

	Derivative	Statements of Assets and Liabilities	Assets	Liabilities
ODTE	Equity Risk Contracts	Written options at value	$—	$1,623
VAIE	Equity Risk Swap Contracts	Unrealized appreciation/depreciation on swap contracts	128,174	—

The following is a summary of the effect of derivatives on the Funds’ Statements of Operations for the fiscal period ended June 30, 2026:

Fund	Derivative	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation
ODTE	Equity Risk Contracts	Option Contracts	$ (91,581)	$(70)
VAIE	Equity Risk Swap Contracts	Swap Contracts	—	128,174

*	Purchased options are included in net realized gain (loss) and change in unrealized appreciation (depreciation) from investments, respectively.

14

VegaShares ETF Trust
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory Agreement – The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.
Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds and Vega Capital Partners, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly at an annual rate. The VegaShares SPX NDX RTY Premium Income ETF pays a unified management fee of 0.68% of average daily net assets. The VegaShares US Equity Autocallable Income ETF pays a unified management fee of 0.74% of average daily net assets.
The Adviser has agreed to pay all expenses of the Funds except the fee paid to the Adviser under the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any) (collectively, “Excluded Expenses”). The Trust acknowledges and agrees that the Adviser may delegate its responsibility to pay some or all expenses incurred by the Funds, except for Excluded Expenses, to one or more third parties, including but not limited to, sub-advisers.
Sub-Adviser - Pursuant to a Sub-Advisory Agreement between Vega Capital Partners LLC (the “Adviser”) and Tidal Investments LLC (the “Sub-Adviser”), the Sub-Adviser provides day-to-day trading management services to the Funds including Creation Unit and redemption basket processing. The Sub-Adviser is compensated by the Adviser and receives no fees directly from the Fund.
Distribution Agreement and 12b-1 Plan – Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) (the “Distributor”), serves as each Fund’s distributor pursuant to a Distribution Agreement. The Distributor receives compensation from the Adviser for certain statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
Other Services – U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Funds pursuant to an Administration Agreement, Transfer Agency and Service Agreement and Fund Accounting Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.
Pursuant to an agreement between the Trust, on behalf of the Funds, and Fit Compliance, LLC, Soth Chin of Fit Compliance serves as Chief Compliance Officer of the Trust. Fees for these services are paid by the Adviser under the terms of the Advisory Agreement.
At June 30, 2026, certain Officers and a Trustee of the Trust were also officers or employees of the Adviser.
4. CREATION AND REDEMPTION TRANSACTIONS
Shares of the Funds are listed and traded on the Nasdaq Stock Market LLC, or the NYSE Arca, Inc. Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares

15

VegaShares ETF Trust
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.
Creation Unit Transaction Fee – Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased or redeemed by an investor on the applicable business day. The Creation Unit Transaction Fee charged by each Fund for each creation order is $500.
The fixed creation unit transaction fee may be waived on certain orders if the applicable Fund’s custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (i) creations effected outside the Clearing Process and (ii) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase or redeem the requisite deposit securities). Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees received by each Fund are displayed in the Capital Transactions section of the Statement of Changes in Net Assets.
Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
A creation unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.
5. INVESTMENT TRANSACTIONS
For the period ended June 30, 2026, the aggregate purchases and sales of securities by the Funds (excluding short-term and in-kind transactions) and the in-kind transactions associated with creations and redemptions were as follows:
  The VegaShares SPX NDX RTY Premium Income ETF made purchases of $2,691,198, and sales of $83,813. The fund had no in-kind transactions.
  The VegaShares US Equity Autocallable Income ETF made no aggregate purchases and sales of securities. The Fund made in-kind purchases of $7,868,909 in short-term U.S. Government securities, and had no in-kind sales.
For the period ended June 30, 2026, there were no long-term purchases or sales of U.S. Government Securities in the Funds.

16

VegaShares ETF Trust
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
6. Federal Income Tax Information
The tax character of distributions paid for the fiscal period ended June 30, 2026 was as follows:
  The VegaShares SPX NDX RTY Premium Income ETF paid $582 in ordinary income distributions and $41,618 in return of capital distributions.
  The VegaShares US Equity Autocallable Income ETF paid $9,400 in ordinary income distributions and $83,200 in return of capital distributions.
The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.
7. PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.
A complete description of the principal risks is included in the Funds’ prospectuses under the heading “Principal Investment Risks.”
8. SUBSEQUENT EVENTS
Management has evaluated the Funds’ related event and transactions that occurred subsequent to June 30, 2026, through the date of issuance of the Funds’ financial statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statement.
Per each fund’s objective, the funds have made subsequent distributions. Please see website for details.

17

VEGASHARES ETF TRUST
Board Considerations in Approval of Investment Advisory Agreement and
Sub-Advisory Agreement
June 30, 2026 (Unaudited)
In connection with the meeting of the Board of Trustees (the “Board” or “Trustees”) of VegaShares ETF Trust (the “Trust”) held on February 26, 2026 (the “Meeting”), the Trustees, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (“Advisory Agreement”) between Vega Capital Partners LLC (the “Adviser” or “Vega”) and the Trust, on behalf of the VegaShares SPX NDX RTY Premium Income ETF (“ODTE”) and VegaShares US Equity Autocallable Income ETF (“VAIE”) (each a “Fund” or “New ETF”); and the approval of a delegated services sub-advisory Agreement (“Sub-Advisory Agreement”) between the Adviser and Tidal Investments LLC (the
“Sub-Adviser” or “Tidal”) with respect to ODTE and VAIE.
The Board relied upon the advice of independent legal counsel and its own business judgment in determining the relevant factors to be considered in evaluating the investment advisory agreement and the weight to be given to each such factor as well as its prior review of the Adviser. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the agreements.
Advisory Agreement
Nature, Extent and Quality of Service. The Board considered that Vega was established in 2025 to provide investment advisory solutions to registered investment companies. The Board reviewed the background information of Vega’s key investment professionals proposed to provide services to the Funds, noting their satisfaction with each individual’s wide range of industry experience. The Board reviewed the various services Vega would provide the New ETFs, including daily management of the Fund’s portfolio and the execution of investment decisions to minimize transaction costs. The Board reviewed Vega’s practices for monitoring compliance, which would include various uses of checklists, reports and daily monitoring to ensure compliance with portfolio constraints. The Board remarked that Vega would oversee the selection of broker dealers on best execution standards. The Board noted that there were no material compliance, regulatory, litigation or cybersecurity issues reported since Vega’s establishment. The Board recalled that Vega, through a commitment from its owners, was sufficiently well funded and noted Vega’s belief that it was sufficient to support the portfolio manager’s ability to execute the New ETF’s investment strategies and also benefits from insurance. The Board noted that Vega did not use artificial intelligence tools to directly provide advisory services to the Fund. The Board concluded that it could expect Vega to provide quality service to each New ETF and its shareholders.
Performance. The Board noted that the New ETFs had not yet commenced operations and had no performance for the Board to evaluate. The Board noted it was familiar with Vega’s protocols established to support its ability to manage ETFs and that it could be expected to deliver results in line with its expectations.
Fees and Expenses. The Board reviewed Vega’s proposed advisory fee of 0.68% and 0.74% of VegaShares SPX NDX RTY Premium Income ETF and VegaShares US Equity Autocallable Income ETF, respectively, were lower than the average fees of its peer group. A similar result was observed when reviewing estimated total expenses as total projected expenses were below average or within a range of reasonable total expenses. In total, the Board concluded that Vega’s proposed advisory fees and total expenses for each New ETF were not unreasonable.
Economies of Scale. The Board noted that economies of scale had not yet been reached as the New ETFs had not yet launched. The Board discussed future opportunities for breakpoints as the assets of the New ETFs grow and agreed to revisit the issue as Fund assets grow.
Profitability. The Board reviewed the profitability analyses provided by Vega and noted that Vega anticipated realizing a reasonable profit during the first two years of the advisory agreement. For VegaShares SPX NDX RTY Premium Income ETF, Vega estimated first year and second year profits of 8% and 42% respectively; while for VegaShares US Equity Autocallable Income ETF, Vega estimated first year and second year profits of 18% and 50% respectively. Overall, the Board concluded that excessive profitability from Vega’s relationship with the New ETFs was not an issue at this time.

18

VEGASHARES ETF TRUST
Board Considerations in Approval of Investment Advisory Agreement and
Sub-Advisory Agreement
June 30, 2026 (Unaudited)(Continued)
Conclusion. Having requested and received such information from Vega as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the Advisory Agreement was in the best interests of each New ETF and its future shareholders.
Approval of Sub-Advisory Agreement
The Board reviewed Tidal’s written materials provided in connection with the approval of the proposed delegated services sub-advisory agreement and recalled its discussion with the representatives of Tidal. The Trust’s Chief Compliance Officer provided a summary of Tidal’s compliance program adopted pursuant to Rule 38a-1 under the 1940 Act, including proxy voting and shared his belief that the program is reasonably designed to prevent violations of Federal Securities Laws, as defined in Rule 38a-1. The Board considered Tidal’s proxy voting policies satisfactory, but noted they are unlikely to be called upon given the nature of the New ETFs’ investments. The Board relied upon the advice of counsel and its own business judgment in determining the relevant factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the Sub-Advisory Agreement.
Nature, Extent and Quality of Service. The Board noted that Tidal was established in 2012 and had approximately $45 billion assets under management. The Board reviewed the background information of the key investment professionals who would service VegaShares SPX NDX RTY Premium Income ETF and VegaShares US Equity Autocallable Income ETF and noted their education and experience in the investment management industry. The Board observed that Tidal would provide trading sub-advisory services to VegaShares SPX NDX RTY Premium Income ETF and VegaShares US Equity Autocallable Income ETF. The Board discussed that Tidal would execute trades based on securities selected by Vega. The Board remarked that Tidal would utilize a third-party system and internal tools to facilitate trades and ensure alignment with VegaShares SPX NDX RTY Premium Income ETF’s and VegaShares US Equity Autocallable Income ETF’s strategy and regulatory requirements. The Board observed that Tidal would select broker-dealers on the basis of best execution, taking into consideration commissions, price, abilities to affect the transactions, facilities, reliability and financial responsibility. The Board observed that the National Futures Association had issued a deficiency letter to Tidal in August 2025, but noted that these non-material deficiencies were addressed by Tidal. The Board considered that The Board remarked that the SEC commenced an examination of Tidal in April 2025, and that it was ongoing, but there were no material litigation or cybersecurity issues in the past 36 months. The Board noted that, based on consolidated financials, the Sub-Adviser appears sufficiently well funded to support its services to the New ETFs and also has insurance. The Board acknowledged that Tidal would not utilize artificial intelligence to provide services to VegaShares SPX NDX RTY Premium Income ETF and VegaShares US Equity Autocallable Income ETF. The Board concluded that it could expect Tidal to provide satisfactory services to each of VegaShares SPX NDX RTY Premium Income ETF and VegaShares US Equity Autocallable Income ETF and its shareholders.
Performance. The Board noted that Tidal would only be providing trade execution services to VegaShares SPX NDX RTY Premium Income ETF and VegaShares US Equity Autocallable Income ETF and that the performance history of other funds managed by Tidal was not relevant to its consideration.
Fees and Expenses. The Board observed Tidal’s proposed sub-advisory fees based on the average daily assets of VegaShares US Equity Autocallable Income ETF and VegaShares SPX NDX RTY Premium Income ETF, respectively. The Board concluded that Tidal’s proposed sub-advisory fees for VegaShares SPX NDX RTY Premium Income ETF and VegaShares US Equity Autocallable Income ETF were not unreasonable.
Economies of Scale. The Board considered whether there would be economies of scale with respect to the management of VegaShares SPX NDX RTY Premium Income ETF and VegaShares US Equity Autocallable Income ETF. The Board agreed that this was primarily an adviser-level issue and had been considered with respect to the overall advisory agreement, taking into consideration the impact of the sub-advisory expense. The Board noted that it would continue to revisit the issue as time progressed.

19

VEGASHARES ETF TRUST
Board Considerations in Approval of Investment Advisory Agreement and
Sub-Advisory Agreement
June 30, 2026 (Unaudited)(Continued)
Profitability. The Board discussed the profitability analysis provided by Tidal and noted that it anticipated realizing a modest 10% profit in connection with sub-advising VegaShares SPX NDX RTY Premium Income ETF and VegaShares US Equity Autocallable Income ETF during the first and second year of the sub-advisory agreement. The Board concluded that those projected profits were not excessive.
Conclusion. Having requested and reviewed such information from Tidal as the Board believed to be reasonably necessary to evaluate the terms of the sub-advisory agreement, and as assisted by the advice of independent counsel, the Board concluded that Tidal’s sub-advisory fees to be charged to VegaShares SPX NDX RTY Premium Income ETF and VegaShares US Equity Autocallable Income ETF were not unreasonable and that approval of the sub-advisory agreement was in the best interests of each New ETF and its respective shareholders.

20

VegaShares ETF Trust
FORM N-CSR ITEMS (Unaudited)
ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END INVESTMENT COMPANIES
There were no changes in or disagreements with accountants during the period covered by this report.
ITEM 9. PROXY DISCLOSURES FOR OPEN-END INVESTMENT COMPANIES
There were no matters submitted to a vote of shareholders during the period covered by this report.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS FOR OPEN-END INVESTMENT COMPANIES
The Advisor has agreed to pay all operating expenses of the Funds pursuant to the terms of the Investment Advisory Agreement, subject to certain exclusions provided therein. As a result, the Advisor is responsible for compensating the Independent Trustees through the applicable adviser's unitary management fee. Each current Independent Trustee of the Board is paid $2,500 annually for his or her services as a Board member of the trust. Further information related to Trustee and Officer compensation for the Trust can be obtained from the Funds’ most recent Statement of Additional Information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
The information is included as part of the Financial Statements filed under Item 7 of this Form. Refer to the Board Consideration and Approval of the Continuation of the Advisory Agreement.

21

VegaShares ETF Trust
SUPPLEMENTAL INFORMATION (Unaudited)
Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Funds. Please read the prospectus carefully before investing. A copy of the prospectus for the Funds may be obtained without charge by writing to the Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or by calling 1-866-584-3637, or by visiting the Funds’ website at www.vegasharesetfs.com.
QUARTERLY PORTFOLIO HOLDING INFORMATION
Each Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-866-584-3637. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.
PROXY VOTING INFORMATION
Each Fund is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Fund’s proxy voting record will be available without charge, upon request, by calling toll-free 1-866-584-3637 and on the SEC’s website at www.sec.gov.
FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available without charge, on the Funds’ website at www.vegasharesetfs.com.

22

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	VegaShares ETF Trust

By (Signature and Title)*	/s/ Adam Stempel
Adam Stempel, Principal Executive Officer

Date	9/1/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Adam Stempel
Adam Stempel, Principal Executive Officer

Date	9/1/2026

By (Signature and Title)*	/s/ Soth Chin
Soth Chin, Principal Financial Officer

Date	08/31/2026

* Print the name and title of each signing officer under his or her signature.